Consolidated Statements of Shareholders' Equity ¥ in Thousands, shares in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury stock CNY (¥) shares	Statutory reserves CNY (¥)	Accumulated other comprehensive income CNY (¥)	Retained earnings CNY (¥)	Noncontrolling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2014	¥ 2,674	¥ 1,226,416		¥ 937,282		¥ 21,223,973	¥ (32,185)		¥ 23,358,160
Balance (in shares) at Dec. 31, 2014 | shares	3,268,019
Ordinary shares issued upon settlement of restricted share units	¥ 14	(14)
Ordinary shares issued upon settlement of restricted share units (in shares) | shares	23,541
Share-based compensation		687,332							687,332
Appropriation to statutory reserves				73,635		(73,635)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders						6,737,321	100,689		6,838,010
Repurchase of shares			¥ (132,192)						(132,192)
Repurchase of shares (in shares) | shares			(4,628)
Cancellation of treasury stock	¥ (3)	(132,189)	¥ 132,192
Cancellation of treasury stock (in shares) | shares	(4,628)		4,628
Net change in unrealized gains on available-for-sale securities					¥ 27,452				27,452
Capital injection in subsidiaries by noncontrolling interest shareholders		(1)				4	15,012		15,015
Dividends to shareholders						(1,467,965)			(1,467,965)
Exchanges losses on repurchase of redeemable noncontrolling interests		(2,213)							(2,213)
Balance at Dec. 31, 2015	¥ 2,685	1,779,331		1,010,917	27,452	26,419,698	83,516		29,323,599
Balance (in shares) at Dec. 31, 2015 | shares	3,286,932
Ordinary shares issued upon settlement of restricted share units	¥ 18	(18)
Ordinary shares issued upon settlement of restricted share units (in shares) | shares	27,664
Share-based compensation		1,057,715							1,057,715
Appropriation to statutory reserves				149,244		(149,244)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders						11,604,520	188,343		11,792,863
Repurchase of shares			¥ (1,199,102)						(1,199,102)
Repurchase of shares (in shares) | shares			(33,116)
Cancellation of treasury stock	¥ (27)	(1,199,075)	¥ 1,199,102
Cancellation of treasury stock (in shares) | shares	(33,116)		33,116
Net change in unrealized gains on available-for-sale securities					34,027				34,027
Capital injection in subsidiaries by noncontrolling interest shareholders						3	1		4
Dividends to shareholders						(2,546,165)			(2,546,165)
Balance at Dec. 31, 2016	¥ 2,676	1,637,953		1,160,161	61,479	35,328,812	271,860		¥ 38,462,941
Balance (in shares) at Dec. 31, 2016 | shares	3,281,480							3,281,480	3,281,480
Ordinary shares issued upon settlement of restricted share units	¥ 21	(21)
Ordinary shares issued upon settlement of restricted share units (in shares) | shares	29,805
Share-based compensation		2,177,079							¥ 2,177,079
Appropriation to statutory reserves				46,063		(46,063)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders						10,707,939	126,502		10,834,441
Repurchase of shares			¥ (2,061,591)						(2,061,591)
Repurchase of shares (in shares) | shares			(28,068)
Cancellation of treasury stock	¥ (19)	(2,061,572)	¥ 2,061,591
Cancellation of treasury stock (in shares) | shares	(28,068)		28,068
Net change in unrealized gains on available-for-sale securities					(23,321)				(23,321)
Capital injection in subsidiaries by noncontrolling interest shareholders							311,500		311,500
Dividends to shareholders						(3,257,607)			(3,257,607)
Foreign currency translation adjustment					(1,573)				(1,573)
Deconsolidation of a subsidiary							(6,729)		(6,729)
Balance at Dec. 31, 2017	¥ 2,678	¥ 1,753,439		¥ 1,206,224	¥ 36,585	¥ 42,733,081	¥ 703,133	$ 7,136,951	¥ 46,435,140
Balance (in shares) at Dec. 31, 2017 | shares	3,283,217							3,283,217	3,283,217